SEPARATE ACCOUNT ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
SEPARATE ACCOUNT ASSETS AND LIABILITIES	SEPARATE ACCOUNT ASSETS AND LIABILITIES
The following table presents the change of the Company’s separate account assets and liabilities:

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022
Balance, beginning of year	$1,045	$—
Additions (deductions):
Acquisition from business combination	—	1,123
Policyholder deposits	77	44
Net investment income	33	32
Net realized capital gains on investments	170	(72)
Policyholder benefits and withdrawals	(117)	(66)
Net transfer from (to) general account	(8)	(10)
Policy charges	(11)	(6)
Total changes	144	1,045
Balance, end of year	$1,189	$1,045
The Company had no separate account assets and liabilities as of and for the year ended December 31, 2021.